CONSOLIDATED BALANCE SHEETS	Jun. 30, 2018 AUD ($)	Jun. 30, 2017 AUD ($)
Current assets
Cash and cash equivalents	$ 5,487,035	$ 10,988,255
Trade and other receivables	301,383	426,272
Prepayments and other assets	202,279	217,122
Total current assets	5,990,697	11,631,649
Non-current assets
Property, plant and equipment	175,284	476,648
Total non-current assets	175,284	476,648
Total assets	6,165,981	12,108,297
Current liabilities
Trade and other payables	945,130	898,103
Provisions	505,583	567,190
Total current liabilities	1,450,713	1,465,293
Non-current liabilities
Provisions	3,390	63,960
Total non-current liabilities	3,390	63,960
Total liabilities	1,454,103	1,529,253
Net assets	4,711,878	10,579,044
EQUITY
Contributed equity	122,372,662	122,382,625
Reserves	5,651,162	6,044,493
Accumulated losses	(123,311,946)	(117,848,074)
Total equity	$ 4,711,878	$ 10,579,044